Other disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Share-based payment expensed in the income statement

Share-based payment expensed in the income statement
DKK million	2024	2023	2022
Restricted stock units to employees	380	365	265
Long-term share-based incentive programme (Management Board)	314	304	250
Long-term share-based incentive programme (Management group below Management Board)	1,403	1,271	819
Restricted stock units to individual employees	192	209	205
Share-based payment expensed in the income statement	2,289	2,149	1,539

Outstanding restricted stock units

General terms and conditions of 2022-2024 programmes
	Employees' 100 year anniversary programme	Management Board			Management group below Management Board			Individual employees
Year of launch	2023	2024	2023	2022	2024	2023	2022	2024	2023	2022
Preliminary number of shares to be allocated[1] (million)	3.0	0.3	0.6	0.7	1.5	3.1	3.3	0.2	0.3	0.8
Fair value per restricted stock unit at grant date (DKK)	446	767	456	320	767	456	320	794	544	371
Performance and vesting period	2023 to 2026	2024 to 2026	2023 to 2025	2022 to 2024	2024 to 2026	2023 to 2025	2022 to 2024	2024 to 2027	2023 to 2026	2022 to 2025
Allocation date	Aug 2026	Feb 2027	Feb 2026	Feb 2025	Feb 2027	Feb 2026	Feb 2025	2027	2026	2025
Amortisation period	3.5 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
1. The number of shares to be allocated under the LTIPs to Management Board and management group below Management Board, respectively, may potentially be reduced or increased depending on whether Novo Nordisk's performance during the 3-year performance period is higher or lower compared to targets determined by the Board. The maximum number is capped.

Contractual obligations not recognised in the balance sheet

Contractual obligations not recognised in the balance sheet
DKK million (undiscounted)	Current	Non-current	Total
2024
Leases[1]	288	3,893	4,181
Research and development obligations	12,101	23,215	35,316
Research and development – potential milestone payments[2]	2,076	32,507	34,583
Commercial product launch – potential milestone payments[2]	384	16,543	16,927
Purchase obligations relating to investments in property, plant and equipment	8,305	3,354	11,659
Purchase obligations relating to contract manufacturers	8,925	62,136	71,061
Other purchase obligations	10,531	8,463	18,994
Total obligations not recognised in the balance sheet	42,610	150,111	192,721
2023
Leases[1]	144	2,053	2,197
Research and development obligations	8,678	13,235	21,913
Research and development – potential milestone payments[2]	1,234	27,311	28,545
Commercial product launch – potential milestone payments[2]	—	12,952	12,952
Purchase obligations relating to investments in property, plant and equipment	4,222	1,693	5,915
Purchase obligations relating to contract manufacturers	6,315	26,792	33,107
Other purchase obligations	7,151	5,888	13,039
Total obligations not recognised in the balance sheet	27,744	89,924	117,668
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value leases. 2. Potential milestone payments are associated with uncertainty because they are linked to successful achievements in research activities.

Fair value of recognized assets and liabilities

Fair value recognised at date of acquisition
	2024
DKK million	Fill-finish sites (Catalent)	Other acquisitions	Total
Know-how	41,102	—	41,102
Intellectual property rights and other intangible assets	311	52	363
Property, plant and equipment	24,839	608	25,447
Deferred tax assets (liabilities), net	992	(7)	985
Provisions	(1,084)	—	(1,084)
Other net assets	1,290	(2)	1,288
Net identifiable assets acquired	67,450	651	68,101
Goodwill	15,293	30	15,323
Purchase price	82,743	681	83,424
Settlement of pre-existing relationships	(597)	—	(597)
Cash consideration transferred	82,146	681	82,827
Cash acquired	(664)	—	(664)
Cash used for acquisition of businesses; net of cash acquired	81,482	681	82,163

Material transactions with related parties

Material transactions with related parties
DKK million	2024	2023	2022
Novo Holdings A/S
Purchase of Novo Nordisk B shares	10,164	8,775	6,984
Acquisition of fill-finish sites (note 5.3)	82,146	—	—
Dividend payment to Novo Holdings A/S	12,502	9,028	7,207
Services provided by Novo Nordisk	(33)	(17)	(24)
Novonesis Group
Services provided by Novo Nordisk	(48)	(48)	(78)
Services provided by Novonesis	117	112	92
Altasciences Group
Services provided by Altasciences	146	229	70
Other subsidiaries of Novo Holding A/S
Services provided to Novo Nordisk	93	—	—
NNIT Group
Services provided by NNIT	257	436	660

Remuneration to Executive Management and Board of Directors

Remuneration to Executive Management and Board of Directors
DKK million	2024	2023	2022
Salary and short-term incentive	180	173	141
Pension	18	17	13
Benefits[1]	55	19	9
Long-term incentive[2]	112	121	97
Executive Management in total[3]	365	330	260
Fees to Board of Directors[4]	23	22	20
Total	388	352	280
1. In 2024, an amount of DKK 45.4 million relates to recruitment arrangements as well as a conditional amount payable at the end of employment. 2. Refer to note 5.1 for further information on share-based payment schemes. 3. Total remuneration for persons registered as members of Executive Management with the Danish Business Authority amounts to DKK 88 million (DKK 195 million in 2023 and DKK 175 million in 2022). 4. All members of the Board of Directors are registered with the Danish Business Authority.

Fee to statutory auditors

DKK million	2024	2023	2022
Statutory audit[1]	35	30	38
Audit-related services	5	3	2
Tax advisory services	9	8	3
Other services	13	18	12
Total fees to statutory auditors	62	59	55
1. Statutory audit fees in 2024 include DKK 5 million of additional fees mainly related to business acquisitions. Statutory audit fees in 2022 include DKK 9 million of additional fee related to 2021.

Companies in the Novo Nordisk Group

Company and country		Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by geographical area

Company and country	Percentage of shares owned	Activity
North America Operations
Inversago Pharma Inc., Canada	100			•
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Inc., US	100	•
Novo Nordisk Pharmaceutical Industries LP, US	100		•
Novo Nordisk Pharmatech US, Inc., US	100	•
Novo Nordisk Pharma, Inc., US	100	•
NN Corporate Development US, Inc., US	100			•
NN Research & Development US, Inc., US	100			•
Novo Nordisk US Bio Production, Inc., US	100		•
Novo Nordisk US Holdings Inc., US	100				•
Dicerna Pharmaceuticals, Inc., US	100			•
Emisphere Technologies, Inc., US	100				•
Forma Therapeutics, Inc., US	100			•
Catalent Indiana LLC, US	100		•

Region International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•

Region EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Catalent Belgium S.A, Belgium	100		•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Production Czech s.r.o, Czech Republic	100		•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Estonia OÜ, Estonia	100	•
Novo Nordisk Farma OY, Finland	100	•
Biocorp Production S.A., France	100		•	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Cardior Pharmaceuticals GmbH, Germany	100			•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Production Ireland Ltd., Ireland	100		•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Catalent Anagni S.R.L, Italy	100		•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Latvia SIA, Latvia	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Portugal, Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•	•
Novo Nordisk Production Support LLC, Russia	100				•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•		•	•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Limited, UK	100	•
Novo Nordisk Research Centre Oxford Limited, UK	100			•

Company and country	Percentage of shares owned	Activity
Region China
Novo Nordisk (China) Pharmaceuticals Co. Ltd., China	100	•	•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•

Region Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars Co. (PJS), Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations Sdn Bhd, Malaysia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Service Centre Mexico, Sociedad Anonim, Mexico	100				•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Vietnam Ltd., Vietnam	100	•

Other subsidiaries and associated companies
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
CS Solar Fund XIV, LLC, US	99				•
Companies without significant activities are not included in the list.
NNE A/S subsidiaries are not included in the list.